UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09381
PayPal Funds
(Exact name of registrant as specified in charter)
2211 North First Street, San Jose, CA	95131
(Address of principal executive offices)	(Zip code)
Dana E. Schmidt PayPal Funds 2211 North First Street San Jose, CA 95131
(Name and address of agent for service)

Registrant's telephone number, including area code:	(408) 967-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Proxy Voting Record.

The registrant invests all its assets in the Money Market Master Portfolio, a series of Master Investment Portfolio.  Consequently, the registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2010 through June 30, 2011.  The proxy voting record for Money Market Master Portfolio can be found in Master Investment Portfolio’s Form N-PX, which will be available on the Securities and Exchange Commission’s website (www.sec.gov) by August 31, 2011.  Master Investment Portfolio’s CIK # is 0000915092.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PayPal Funds

By (Signature and Title)*	/s/ Dana E. Schmidt
Dana E. Schmidt, President and Principal Executive Officer

Date	August 15, 2011

*Print the name and title of each signing officer under his or her signature.

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